Property, plant and equipment - Property, plant and equipment - right-of-use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,638
Assets available for use		€ 0
Reclassifications	12	(2)
Property, plant and equipment at end of period	2,483	2,638
Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	919	1,058
Additions other than through business combinations, property, plant and equipment	236	106
Assets available for use	8	6
Depreciation, property, plant and equipment	201	214
Impairment loss recognised in profit or loss, property, plant and equipment	23	9
Decrease through classified as held for sale, property, plant and equipment	2	(3)
Reclassifications	4	(32)
Increase (decrease) through net exchange differences, property, plant and equipment	(23)	1
Increase (decrease) in property, plant and equipment	(1)	(139)
Property, plant and equipment at end of period	919	919
Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,571	1,724
Property, plant and equipment at end of period	1,641	1,571
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(651)	(666)
Property, plant and equipment at end of period	(722)	(651)
Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	822	914
Additions other than through business combinations, property, plant and equipment	175	52
Assets available for use	2	5
Depreciation, property, plant and equipment	150	155
Impairment loss recognised in profit or loss, property, plant and equipment	23	8
Decrease through classified as held for sale, property, plant and equipment	2	(3)
Reclassifications	0	(19)
Increase (decrease) through net exchange differences, property, plant and equipment	(18)	31
Increase (decrease) in property, plant and equipment	(16)	(92)
Property, plant and equipment at end of period	806	822
Land and buildings [member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,365	1,332
Property, plant and equipment at end of period	1,425	1,365
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(543)	(418)
Property, plant and equipment at end of period	(619)	(543)
Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	98	107
Additions other than through business combinations, property, plant and equipment	62	54
Assets available for use	6	1
Depreciation, property, plant and equipment	51	58
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Reclassifications	4	0
Increase (decrease) through net exchange differences, property, plant and equipment	(5)	(6)
Increase (decrease) in property, plant and equipment	15	(9)
Property, plant and equipment at end of period	112	98
Other equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	206	216
Property, plant and equipment at end of period	216	206
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(108)	(109)
Property, plant and equipment at end of period	(104)	(108)
Machinery [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	0	37
Additions other than through business combinations, property, plant and equipment		0
Depreciation, property, plant and equipment		2
Impairment loss recognised in profit or loss, property, plant and equipment		0
Reclassifications		(13)
Increase (decrease) through net exchange differences, property, plant and equipment		(23)
Increase (decrease) in property, plant and equipment		(37)
Property, plant and equipment at end of period		0
Machinery [member] | Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 0	176
Property, plant and equipment at end of period		0
Machinery [member] | Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		€ (139)